Expenses Classified by Nature (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Raw materials used	₩ 18,575,160	₩ 13,544,827	₩ 17,084,029
Salaries	5,394,159	5,278,637	4,609,976
Retirement benefits expense	600,961	561,996	809,739
Welfare and benefit expense	725,700	639,390	563,945
Insurance expense	122,453	103,308	106,129
Depreciation	11,767,104	11,369,496	10,966,756
Amortization of intangible assets	166,161	170,466	156,915
Bad debt expense	17,968	20,648	(12,719)
Commission	717,486	744,322	1,011,710
Advertising expense	38,782	37,720	44,305
Training expense	18,199	18,108	24,077
Vehicle maintenance expense	17,001	16,596	17,177
Publishing expense	6,868	7,201	6,837
Business promotion expense	7,299	7,334	7,019
Rent expense	237,120	227,410	216,918
Telecommunication expense	19,528	18,647	19,485
Transportation expense	54,235	11,369	5,420
Taxes and dues	622,629	555,031	540,350
Expendable supplies expense	50,419	44,995	39,681
Water, light and heating expense	55,285	42,958	44,245
Repairs and maintenance expense	2,615,164	2,544,901	2,298,854
Ordinary development expense	689,397	700,642	735,715
Travel expense	78,185	71,689	84,233
Clothing expense	18,534	22,950	16,908
Survey and analysis expense	4,844	4,572	4,797
Membership fee	9,823	14,404	13,699
Power purchase	21,632,127	15,725,220	18,269,732
Others	2,172,371	1,978,202	2,763,479
Total expenses, by nature	66,434,962	54,483,039	60,449,411
Selling and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Raw materials used	0	0	0
Salaries	1,121,188	1,095,183	775,204
Retirement benefits expense	113,127	103,967	157,272
Welfare and benefit expense	155,558	155,071	120,463
Insurance expense	17,909	10,178	12,427
Depreciation	219,427	218,103	232,510
Amortization of intangible assets	91,428	87,086	76,547
Bad debt expense	17,968	20,648	(12,719)
Commission	410,275	368,275	632,849
Advertising expense	29,230	29,559	34,453
Training expense	4,923	5,196	7,174
Vehicle maintenance expense	8,849	9,435	9,525
Publishing expense	3,568	3,677	3,414
Business promotion expense	3,522	3,614	3,038
Rent expense	43,650	36,337	40,505
Telecommunication expense	8,569	8,686	8,451
Transportation expense	870	1,007	865
Taxes and dues	93,446	62,828	58,666
Expendable supplies expense	9,052	8,029	6,682
Water, light and heating expense	12,351	11,749	11,867
Repairs and maintenance expense	123,134	79,185	88,576
Ordinary development expense	213,936	197,436	224,463
Travel expense	11,099	10,793	15,652
Clothing expense	10,540	14,834	9,369
Survey and analysis expense	889	826	848
Membership fee	1,331	1,274	969
Power purchase	0	0	0
Others	149,945	135,467	150,506
Total expenses, by nature	2,875,784	2,678,443	2,669,576
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Raw materials used	18,575,160	13,544,827	17,084,029
Salaries	4,272,971	4,183,454	3,834,772
Retirement benefits expense	487,834	458,029	652,467
Welfare and benefit expense	570,142	484,319	443,482
Insurance expense	104,544	93,130	93,702
Depreciation	11,547,677	11,151,393	10,734,246
Amortization of intangible assets	74,733	83,380	80,368
Bad debt expense	0	0	0
Commission	307,211	376,047	378,861
Advertising expense	9,552	8,161	9,852
Training expense	13,276	12,912	16,903
Vehicle maintenance expense	8,152	7,161	7,652
Publishing expense	3,300	3,524	3,423
Business promotion expense	3,777	3,720	3,981
Rent expense	193,470	191,073	176,413
Telecommunication expense	10,959	9,961	11,034
Transportation expense	53,365	10,362	4,555
Taxes and dues	529,183	492,203	481,684
Expendable supplies expense	41,367	36,966	32,999
Water, light and heating expense	42,934	31,209	32,378
Repairs and maintenance expense	2,492,030	2,465,716	2,210,278
Ordinary development expense	475,461	503,206	511,252
Travel expense	67,086	60,896	68,581
Clothing expense	7,994	8,116	7,539
Survey and analysis expense	3,955	3,746	3,949
Membership fee	8,492	13,130	12,730
Power purchase	21,632,127	15,725,220	18,269,732
Others	2,022,426	1,842,735	2,612,973
Total expenses, by nature	₩ 63,559,178	₩ 51,804,596	₩ 57,779,835